Assets and Liabilities Measured at Fair Value on Recurring Basis Including those for Which MHFG Group has Elected Fair Value Option (Parenthetical) (Detail) (JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 649	¥ 715
Unfunded commitments	23	24
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	612	667
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 37	¥ 48